GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS-Schedule of Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Finite-Lived Intangible Asset, Expected Amortization, Year One	$ 11,515
Finite-Lived Intangible Asset, Expected Amortization, Year Two	10,536
Finite-Lived Intangible Asset, Expected Amortization, Year Three	9,193
Finite-Lived Intangible Asset, Expected Amortization, Year Four	9,145
Finite-Lived Intangible Asset, Expected Amortization, Year Five	$ 9,092